Long-term debt	12 Months Ended
Dec. 31, 2017
Long-term debt
Long-term debt

19.          Long-term debt:

	December 31,	December 31,
	2017	2016
Syndicated credit facilities:
Revolving loan payable	$454.0	$241.5
Revolving loan payable in Canadian dollars (December 31, 2017 - C$nil; December 31, 2016 - C$25.0 million)	—	18.6
Operating loan payable in Canadian dollars (December 31, 2017 - C$51.0 million; December 31, 2016 - C$nil)	40.6	—
Term Loan A	500.0	—
Term Loan B	2,000.0	—
Senior term notes payable:
2024 Term Notes	—	236.3
2017 Term Notes	—	100.0
Financing fees	(52.4)	(0.4)
Obligations under finance leases	18.8	4.7
Total long-term debt	2,961.0	600.7
Current portion	(18.1)	(101.9)
Non-current portion	$2,942.9	$498.8

On October 5, 2017, in connection with the acquisition of DigitalGlobe, the Company entered into a $3.75 billion senior secured syndicated credit facility (the “Syndicated Credit Facility”). The Syndicated Credit Facility is comprised of: (i) a four year senior secured first lien revolving credit facility in an aggregate principal amount of $1.15 billion and a four year senior secured first lien operating facility in an aggregate principal amount of $100.0 million (collectively, the “Revolving Credit Facilities”), (ii) a senior secured first lien term A facility (“Term Loan A”) in an aggregate principal amount of $500.0 million consisting of a $250.0 million tranche with a three year maturity and a $250.0 million tranche with a four year maturity, and (iii) a seven year senior secured first lien term B facility (“Term Loan B”) in an aggregate principal amount of $2.0 billion. The net proceeds of the Syndicated Credit Facility were used, along with cash on hand, to consummate the acquisition of DigitalGlobe, to refinance all amounts outstanding under the Company’s existing syndicated credit facility and senior term loans, to repay DigitalGlobe’s outstanding indebtedness, to pay transaction fees and expenses, to fund working capital and for general corporate purposes.

Loans under the Revolving Credit Facility are available in U.S. dollars and, in respect of the operating facility, at the option of the Company, in Canadian dollars.  Term Loan A and Term Loan B are repayable in U.S. dollars. Borrowings under the Revolving Credit Facility and Term Loan A bear interest at a rate equal to U.S. Libor (for U.S. dollar borrowings) and CDOR or Canadian Bankers’ Acceptances (for Canadian dollar borrowings), plus a margin of 1.2% - 3.0% per annum, based on the Company’s total leverage ratio.  Term Loan B bears interest at U.S. Libor plus 2.75% per annum.  The Revolving Credit Facility and Term Loan A are payable at maturity.  Term Loan B will amortize in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount of the loan, with the final balance payable at maturity.  The Revolving Credit Facility, Term Loan A, and Term Loan B may be repaid by the Company, in whole or in part, together with accrued interest, without premium or penalty, with the exception of a 1% soft call prepayment premium on Term Loan B, applicable during the first six months of the loan.

The Syndicated Credit Facility is guaranteed by the Company and certain designated subsidiaries of the Company.  The security for the Syndicated Credit Facility, subject to customary exceptions, will include substantially all the tangible and intangible assets of the Company and its subsidiary guarantors.  The Company is required to make mandatory prepayments of the outstanding principal and accrued interest upon the occurrence of certain events and to the extent of a specified percentage of annual excess cash flow that is not reinvested or used for other specified purposes.  The Syndicated Credit Facility is subject to customary affirmative and negative covenants, default provisions, representations and warranties and other terms and conditions.

The Revolving Credit Facility includes an aggregate $200.0 million sub limit under which letters of credit can be issued.  As of December 31, 2017, the Company also had in place a total of $125.0 million in letter of credit facilities with major banks.

As at December 31, 2016, the Company had certain amounts owing under its previous syndicated credit facility, a twelve year senior secured note purchase agreement for $250.0 million (the “2024 Term Notes”), and a long term debt agreement for $100.0 million (the “2017 Term Notes”).  On February 22, 2017, the Company repaid in full at maturity $100.0 million to settle the 2017 Term Notes. On February 28, 2017, the Company repaid $10.2 million of principal of its 2024 Term Notes in connection with a drawdown under its revolving securitization facility agreement.  On October 5, 2017, the Company’s previous syndicated credit facility and 2024 Term Notes were fully repaid, in addition to a make-whole premium of $20.0 million, concurrent with the borrowings under the Syndicated Credit Facility.

Annual contractual principal repayments on long-term debt, net of financing fees, as at December 31, 2017 are as follows:

	Term	Syndicated	Finance
	Notes	credit facility	leases	Total
Less than one year	$—	$11.4	$6.7	$18.1
Between one and five years	494.6	548.5	12.1	1,055.2
More than five years	—	1,887.7	—	1,887.7
	$494.6	$2,447.6	$18.8	$2,961.0